Acquisitions (Details) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2011 Poster-frame advertising business entity	Dec. 31, 2010 Poster-frame advertising business entity	Dec. 31, 2012 Traditional Outdoor Billboards Advertising Business item	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business entity	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Trademark	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement Minimum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement Maximum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base Minimum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base Maximum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Non-compete agreement	Dec. 31, 2011 LCD Business entity
Acquisition disclosures
Number or acquired entities	3	5		4									4
Estimated consideration				$ 19,881,929
Cash consideration	2,412,618	5,347,562		4,366,267									1,893,888
Cash consideration unpaid				15,515,662
Purchase price payable - current				2,409,602
Purchase price payable, non-current				13,106,060
Number of subsidiaries disposed of			4
Net assets acquired				466,809
Acquired intangible assets	527,342	1,192,206			855,131	17,484,332			6,170,136			253,628	241,742
Goodwill	2,175,992	3,958,444		19,731,162									6,044,821
Noncontrolling interest				(19,102,245)
Deferred tax liabilities associated with acquired intangible assets				$ (5,977,024)
Amortization period							7 years	9 years		5 years	10 years	3 years